Earnings Per Common Share	12 Months Ended
Dec. 31, 2023
Earnings Per Common Share [Abstract]
Earnings Per Common Share
13.	Earnings Per Common Share:

Diluted earnings/(loss) per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the year ended December 31, 2023, the effect of the warrants outstanding during that period and as of that date, would be antidilutive, hence they were excluded from the computation of diluted earnings per share. For the purpose of calculating diluted earnings per common share, the weighted average number of diluted shares outstanding includes the conversion of outstanding Series D Preferred Shares (Note 10) calculated with the “if converted” method by using the average closing market price over the reporting period from August 7, 2023 (the date of their issuance) to December 31, 2023.

For the year ended December 31, 2022, the effect of the warrants outstanding during that period and as of that date, would be antidilutive, and, accordingly, they were excluded from the computation of diluted earnings per share.

For the year ended December 31, 2021, the denominator of diluted earnings per common share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the shares were outstanding with respect to warrants that were outstanding during the year ended December 31, 2021. Securities that could potentially dilute basic earnings per share for the year ended December 31, 2021, that were excluded from the computation of diluted earnings per share because to do so would have been antidilutive, were the unexercised, as of December 31, 2021, April 7 Warrants, calculated in accordance with the treasury stock method.

The components of the calculation of basic and diluted earnings / (loss) per common share are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Net income and comprehensive income from continuing operations, net of taxes	52,811,783	66,540,925	21,303,156
Net (loss) / income and comprehensive income / (loss) from discontinued operations, net of taxes	(541,296)	52,019,765	17,339,332
Net income and comprehensive income	$52,270,487	$118,560,690	$38,642,488
Less: Deemed dividend on Series A Preferred Shares	(11,772,157)	—	—
Less: Dividend on Series D Preferred Shares	—	—	(1,020,833)
Less: Deemed dividend on Series D Preferred Shares	—	—	(196,296)
Less: Deemed dividend on warrants repurchased	—	—	(444,885)
Net income and comprehensive income available to common shareholders, basic	40,498,330	118,560,690	36,980,474
Dividend on Series D Preferred Shares	—	—	1,020,833
Deemed dividend on Series D Preferred Shares	—	—	196,296
Net income attributable to common shareholders, diluted	40,498,330	118,560,690	38,197,603

Weighted average number of common shares outstanding, basic	83,923,435	94,610,088	95,710,781
Effect of dilutive shares	1,409,293	—	123,819,466
Weighted average number of common shares outstanding, diluted	85,332,728	94,610,088	219,530,247

Earnings per common share, basic, continuing operations	$0.49	$0.70	$0.21
Earnings per common share, diluted, continuing operations	$0.48	$0.70	$0.10
(Loss) / Earnings per common share, basic, discontinued operations	$(0.01)	$0.55	$0.18
(Loss) / Earnings per common share, diluted, discontinued operations	$(0.01)	$0.55	$0.08
Earnings per common share, basic, Total	$0.48	$1.25	$0.39
Earnings per common share, diluted, Total	$0.47	$1.25	$0.17